Property, plant and equipment, Net (Details) - BRL (R$) R$ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2018		Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		R$ 664,223		R$ 689,451	R$ 684,732	R$ 694,453
Property, plant and equipment under finance lease agreements		15,874		17,280
Costs [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		1,475,649		1,462,263	1,434,871	1,389,513
Accumulated Depreciation [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		R$ (811,426)		R$ (772,812)	(749,139)	(695,060)
Landfills - Land and Implementation of Cells [Member]
Property, plant and equipment, Net [Abstract]
Weighted average rate p.a.%		6.90%	[1]	8.00%
Property, plant and equipment	[1]	R$ 289,896		R$ 282,655
Landfills - Land and Implementation of Cells [Member] | Costs [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		625,106	[1]	599,985	631,991	592,092
Landfills - Land and Implementation of Cells [Member] | Accumulated Depreciation [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		R$ (335,210)	[1]	(317,330)	(328,481)	(308,520)
Buildings and Facilities [Member]
Property, plant and equipment, Net [Abstract]
Weighted average rate p.a.%		5.26%
Property, plant and equipment		R$ 120,535		123,514
Buildings and Facilities [Member] | Costs [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		188,079		186,661	180,823	180,179
Buildings and Facilities [Member] | Accumulated Depreciation [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		R$ (67,544)		(63,147)	(57,837)	(52,871)
Biogas Burning Facilities [Member]
Property, plant and equipment, Net [Abstract]
Weighted average rate p.a.%		5.00%
Property, plant and equipment		R$ 6,447		6,682
Biogas Burning Facilities [Member] | Costs [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		9,212		9,212	9,386	9,255
Biogas Burning Facilities [Member] | Accumulated Depreciation [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		R$ (2,765)		(2,530)	(2,304)	(2,070)
Operating Equipment [Member]
Property, plant and equipment, Net [Abstract]
Weighted average rate p.a.%		9.01%
Property, plant and equipment		R$ 110,296		117,171
Operating Equipment [Member] | Costs [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		225,965		221,726	191,521	191,545
Operating Equipment [Member] | Accumulated Depreciation [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		R$ (115,669)		(104,555)	(93,160)	(82,648)
Furniture and Fixtures [Member]
Property, plant and equipment, Net [Abstract]
Weighted average rate p.a.%		10.20%
Property, plant and equipment		R$ 3,351		3,629
Furniture and Fixtures [Member] | Costs [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		9,526		9,438
Furniture and Fixtures [Member] | Accumulated Depreciation [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		R$ (6,175)		(5,809)
Computers and Peripherals [Member]
Property, plant and equipment, Net [Abstract]
Weighted average rate p.a.%		16.95%
Property, plant and equipment		R$ 2,434		2,647
Computers and Peripherals [Member] | Costs [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		11,708		11,367
Computers and Peripherals [Member] | Accumulated Depreciation [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		R$ (9,274)		(8,720)
Vehicles [Member]
Property, plant and equipment, Net [Abstract]
Weighted average rate p.a.%		16.16%
Property, plant and equipment		R$ 56,402		69,718
Vehicles [Member] | Costs [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		305,537		309,513	300,628	300,422
Vehicles [Member] | Accumulated Depreciation [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		R$ (249,135)		(239,795)	(225,981)	(211,527)
Aircraft [Member]
Property, plant and equipment, Net [Abstract]
Weighted average rate p.a.%		0.00%
Property, plant and equipment		R$ 0		9,191
Aircraft [Member] | Costs [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		0		16,791
Aircraft [Member] | Accumulated Depreciation [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		R$ 0		(7,600)
UVR - Waste Recovery Unit [Member]
Property, plant and equipment, Net [Abstract]
Weighted average rate p.a.%		7.52%
Property, plant and equipment		R$ 35,731		38,033
UVR - Waste Recovery Unit [Member] | Costs [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		60,963		60,963	60,890	60,700
UVR - Waste Recovery Unit [Member] | Accumulated Depreciation [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		R$ (25,232)		(22,930)	(20,623)	(18,325)
Other Property, Plant and Equipment [Member]
Property, plant and equipment, Net [Abstract]
Weighted average rate p.a.%		14.93%
Property, plant and equipment		R$ 63		89
Other Property, Plant and Equipment [Member] | Costs [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		485		485	37,151	36,704
Other Property, Plant and Equipment [Member] | Accumulated Depreciation [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		R$ (422)		(396)	R$ (20,753)	R$ (19,099)
Advances to Suppliers [Member]
Property, plant and equipment, Net [Abstract]
Weighted average rate p.a.%		0.00%
Property, plant and equipment		R$ 0		4,743
Advances to Suppliers [Member] | Costs [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		0		4,743
Advances to Suppliers [Member] | Accumulated Depreciation [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		R$ 0
Construction in Progress [Member]
Property, plant and equipment, Net [Abstract]
Weighted average rate p.a.%	[2]	0.00%
Property, plant and equipment	[2]	R$ 39,068		31,379
Construction in Progress [Member] | Costs [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		39,068	[2]	31,379
Construction in Progress [Member] | Accumulated Depreciation [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment	[2]	0
Waste Sorting Machine (Tyrannosaurus) [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		16,662		15,318
Turbines and Energy Generators [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		R$ 12,804		R$ 13,044

[1]	Land intended for landfills and respective buildings are subject to depletion and depreciation calculated based on the usage volume of the landfill. In 2018, depletion and depreciation weighted average rates were 6.90% p.a. (8.00% p.a. as of December 31, 2017).
[2]	Construction in progress refers to the acquisition of the Waste Sorting Machine (Tyrannosaurus) of R$ 16,662 (R$12,804 at December 31, 2017) and acquisition of Turbines and Energy Generators for R$ 15,318 (R$13,044 at December 31, 2017).